Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Cash receipts from sales of goods and rendering of services		$ 2,284,514	$ 2,082,366	$ 1,874,202
Cash receipts from premiums and benefits, annuities and other benefits from policies entered		2,140	2,967	5,071
Cash payments to suppliers for the provision of goods and services		(1,201,674)	(842,079)	(851,972)
Cash payments to and on behalf of employees		(230,007)	(227,103)	(204,609)
Other payments related to operating activities	[1]	(21,240)	(65,444)	(32,185)
Net cash generated from (used in) operating activities		833,733	950,707	790,507
Dividends received		8,815	2,091	4,345
Interest paid		(59,565)	(51,335)	(55,217)
Interest received		22,533	13,499	10,550
Income taxes paid		(240,115)	(148,568)	(113,991)
Other (outflows) of cash	[2]	(40,562)	(8,122)	(2,532)
Net cash generated from operating activities		524,839	758,272	633,662
Cash flows from (used in) investing activities
Cash flows arising from the loss of control of subsidiaries and other businesses		68,988	0	0
Payments made to acquire interest in joint ventures		(19,989)	(38,088)	(45,000)
Proceeds from the sale of property, plant and equipment		61	229	4,347
Acquisition of property, plant and equipment		(244,693)	(142,144)	(131,251)
Proceeds from sales of intangible assets		14,056	8,640	3,435
Purchases of intangible assets		(74,374)	0	(2,090)
Proceeds from the repayment of advances and loans granted to third parties		(204)	78	(163)
Other inflows (outflows) of cash	[3]	69,151	(76,782)	333,108
Net cash (used in) generated from investing activities		(187,004)	(248,067)	162,386
Cash flows used in financing activities
Proceeds from long-term loans		256,039	0	0
Proceeds from short-term borrowings		120,000	143,000	100,000
Repayment of borrowings		(213,000)	(180,987)	(517,000)
Dividends paid		(550,352)	(373,933)	(399,410)
Net cash generated used in financing activities		(387,313)	(411,920)	(816,410)
Net (decrease) increase in cash and cash equivalents before the effect of changes in the exchange rate		(49,478)	98,285	(20,362)
Effects of exchange rate fluctuations on cash and cash equivalents		(24,894)	17,484	7,772
Net (decrease) increase in cash and cash equivalents		(74,372)	115,769	(12,590)
Cash and cash equivalents at beginning of period		630,438	514,669	527,259
Cash and cash equivalents at end of period		$ 556,066	$ 630,438	$ 514,669

[1]	Includes a payment of ThUS$30,000 made to the SEC and the DOJ, which was provisioned in 2016 and paid in 2017.
[2]	Other inflows (outflows) of cash from operating activities include increases (decreases) net of Value Added Tax.
[3]	Other inflows (outflows) of cash include investments and redemptions of time deposits and other financial instruments that do not qualify as cash and cash equivalent in accordance with IAS 7, paragraph 7, since they mature in more than 90 days from the original investment date.